Related Party Transactions (Details) - Schedule of balances with related parties - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current
Amounts due from related parties	¥ 7,337	¥ 7,265
Current
Amounts due to related parties	35,415	41,758
Zhongshi Culture [Member]
Current
Amounts due from related parties	16	29
Meifu English [Member]
Current
Amounts due from related parties	2,541	2,517
Current
Amounts due to related parties	743	7,845
Xiamen Siming Meten School [Member]
Current
Amounts due from related parties	2,576	2,313
Meten Talent Service [Member]
Current
Amounts due from related parties	25	15
Current
Amounts due to related parties	182	108
Shenzhen Shuangge [Member]
Current
Amounts due from related parties	6	6
Current
Amounts due to related parties	1,236	1,188
Shenzhen Yilian Education [Member]
Current
Amounts due from related parties	173	385
Current
Amounts due to related parties	137
Beijing Wuyan Education [Member]
Current
Amounts due from related parties	2,000	2,000
Chengdu School [Member]
Current
Amounts due to related parties	2,615	2,115
Mr. Zhao Jishuang [Member]
Current
Amounts due to related parties	¥ 30,502	¥ 30,502